Segments (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of segment of the continuing operations
	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$84,228,492	$30,219,364	$49,944,699	$-	$164,392,555
Cost of goods	57,290,850	26,621,314	43,961,351	-	127,873,515
Gross profit	$26,937,642	$3,598,050	$5,983,348	$-	$36,519,040
Selling expenses	25,186,258	3,972,465	1,718,236	-	30,876,959
General and administrative expenses	6,736,566	285,062	1,136,092	29,456	8,187,176
Impairment of long-lived assets	-	-	-	148,795	148,795
Loss from operations	$(4,985,182)	$(659,477)	$3,129,020	$(178,251)	$(2,693,890)
Depreciation and amortization	$1,234,419	$-	$22,072	$-	$1,256,491
Total capital expenditures	$296,562	$-	$2,911	$-	$299,473

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$76,098,975	$22,485,919	$34,549,739	$-	$133,134,633
Cost of goods	53,093,226	20,146,730	30,650,868	-	103,890,824
Gross profit	$23,005,749	$2,339,189	$3,898,871	$-	$29,243,809
Selling expenses	21,975,048	2,770,997	2,208,869	-	26,954,914
General and administrative expenses	9,088,152	288,890	1,487,303	33,284	10,897,629
Impairment of long-lived assets	-	-	-	228,506	228,506
Loss from operations	$(8,057,451)	$(720,698)	$202,699	$(261,790)	$(8,837,240)
Depreciation and amortization	$1,709,049	$-	$41,841	$-	$1,750,890
Total capital expenditures	$392,788	$-	$-	$-	$392,788

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming		Total
Revenue	$74,081,237	$13,541,215	$29,705,237		$-	$117,327,689
Cost of goods	53,244,302	12,106,510	26,450,447		-	91,801,259
Gross profit	$20,836,935	$1,434,705	$3,254,790		$-	$25,526,430
Selling expenses	19,434,860	2,148,709	2,210,034		-	23,793,603
General and administrative expenses	5,505,303	243,283	2,359,791		-	8,108,377
Impairment of long-lived assets	628,192	-	-		-	628,192
Loss from operations	$(4,731,420)	$(957,287)	$(1,315,035)	$		$(7,003,742)
Depreciation and amortization	$2,042,951	$-	$39,866		$-	$2,082,817
Total capital expenditures	$1,406,470	$-	$3,176		$-	$1,409,646

Schedule of net revenue from external customers through its retail drugstores by main products
	For the year ended
	March 31,
	2022	2021	2020
Prescription drugs	$28,503,283	$27,162,968	$26,045,423
OTC drugs	35,658,864	30,524,057	31,532,248
Nutritional supplements	9,664,071	6,863,559	6,013,622
TCM	5,353,900	4,560,968	5,325,008
Sundry products	1,544,639	1,379,917	1,312,293
Medical devices	3,503,735	5,607,506	3,852,643
Total	$84,228,492	$76,098,975	$74,081,237

	For the year ended
	March 31,
	2022	2021	2020
Prescription drugs	$10,331,652	$8,243,099	$1,447,469
OTC drugs	11,473,177	7,559,585	5,721,638
Nutritional supplements	2,014,011	956,013	742,809
TCM	315,231	295,410	266,638
Sundry products	2,271,009	1,967,174	2,082,601
Medical devices	3,814,284	3,464,638	3,280,060
Total	$30,219,364	$22,485,919	$13,541,215

	For the year ended
	March 31,
	2022	2021	2020
Prescription drugs	$41,116,991	$27,477,087	$24,857,708
OTC drugs	7,903,824	6,242,630	4,196,841
Nutritional supplements	424,210	151,657	205,881
TCM	241,828	218,758	314,769
Sundry products	93,338	28,377	43,854
Medical devices	164,508	431,230	86,184
Total	$49,944,691	$34,549,739	$29,705,237